Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Schedule of Revenue Recognized from Carried-Forward Contract Liabilities (Details) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Allocation of the transaction price	₩ 1,128,319	₩ 199,624	₩ 213,609
Deferred revenue of joining/installment fee	41,900	41,451	41,824
Total	₩ 1,170,219	₩ 241,075	₩ 255,433